Events Subsequent To Reporting Date	6 Months Ended
Dec. 31, 2021
Disclosure of non-adjusting events after reporting period [abstract]
Events Subsequent To Reporting Date
Note 16. Events Subsequent to Reporting Date
On February 1, 2022, Opthea announced the establishment of an At-the-Market Equity Program with Jefferies LLC, whereby the Company may offer and sell up to
US$75
 million of its Ordinary Shares in the form of ADSs. At present no shares have been sold using this facility.
Besides the above mentioned no matters or circumstances have arisen since the end of the reporting period, which significantly affected, or may significantly affect, the operations of the Group, the results of those operations, or the state of affairs of the Group in future financial years.